Investment in Associates - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2018 TWD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2017 TWD ($)	Jan. 31, 2017	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016	Mar. 31, 2017
Disclosure of associates [line items]
Acquisition of investment in associate					$ 794,694	$ 25,962	$ 1,373,486
Share of profit (loss) of investment associates					$ (300,101)	$ (9,804)	$ (179,491)
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Percentage of ownership interest in associate				19.10%	19.10%	19.10%	19.10%	21.22%
Disposal gain from long-term investment							$ 16,929
Unimos Shanghai [member]
Disclosure of associates [line items]
Sale of equity percentage									54.98%
Percentage of ownership interest in associate					45.02%	45.02%	45.02%
Acquisition of investment in associate	$ 794,694	$ 25,962	$ 1,373,486